Cash and Cash Equivalents (Details) - Schedule of cash in process of collection and in process - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Documents held by other banks (documents to be cleared)	$ 93,650	$ 122,474
Funds receivable	750,166	267,797
Subtotal	843,816	390,271
Liabilities
Funds payable	746,872	379,934
Subtotal	746,872	379,934
Cash in process of collection, net	$ 96,944	$ 10,337